Max Berueffy

Senior Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number:  (205) 268-3597

Toll-Free Number:  (800) 627-0220

May 3, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Investors Series

Filing Pursuant to Rule 497(j) for

File No. 333-190294; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “Securities Act”) that the Prospectus being used in connection with the offering of the “Protective Investors Series”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus contained in Post-Effective Amendment No. 7 for Protective Variable Annuity Separate Account as filed with the Commission on April 24, 2018 via EDGARLINK.

With respect to Protective Variable Annuity Separate Account’s Statement of Additional Information (“SAI”) dated April 24, 2018, a definitive form of the SAI is being filed pursuant to Rule 497(c) under the Securities Act.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/Max Berueffy
Max Berueffy